Note 7 Sensitivity to one percent of the average rate in the main currencies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mexico, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 25.8	€ 19.1	€ 14.0
Turkey, New Lira
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	4.4	3.5	4.7
Peru, Nuevos Soles
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.9	0.7	0.3
Chile, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	0.2	0.4	0.6
Colombia, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	1.0	0.9	1.1
Argentina, Pesos
Sensitivity 1 foreign currency [Line Items]
Sensitivity to one percent main currencies	€ 1.3	€ 1.9	€ 0.6